UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.9%
Honeywell International, Inc.	207,400	$11,616,474
Northrop Grumman Corp.	165,300	11,455,290
Raytheon Co. (a)	180,600	9,028,194

		32,099,958

Capital Markets — 3.8%
Invesco Ltd. (a)	600,200	14,848,948
Morgan Stanley (a)	332,613	9,778,822

		24,627,770

Chemicals — 2.6%
E.I. du Pont de Nemours & Co. (a)	341,100	17,286,948

Commercial Banks — 1.3%
Wells Fargo & Co. (a)	273,100	8,853,902

Communications Equipment — 0.8%
Nokia Oyj - ADR (a)	471,600	5,046,120

Diversified Financial Services — 4.1%
Citigroup, Inc. (a)(b)	2,289,300	11,034,426
JPMorgan Chase & Co. (a)	349,800	15,720,012

		26,754,438

Diversified Telecommunication Services — 7.9%
AT&T Inc. (a)	460,800	12,681,216
Qwest Communications International, Inc. (a)	3,086,400	22,006,032
Verizon Communications, Inc. (a)	482,800	17,197,336

		51,884,584

Electric Utilities — 2.3%
NextEra Energy, Inc.	96,944	5,182,626
The Southern Co. (a)	261,500	9,837,630

		15,020,256

Electrical Equipment — 2.3%
Emerson Electric Co.	251,100	14,784,768

Energy Equipment & Services — 3.2%
Ensco Plc – ADR (a)	250,900	13,633,906
Halliburton Co. (a)	158,200	7,119,000

		20,752,906

Food Products — 7.2%
General Mills, Inc. (a)	325,900	11,334,802
Kraft Foods, Inc. (a)	609,600	18,635,472
Unilever NV - ADR	586,300	17,372,069

		47,342,343

Household Products — 2.8%
Kimberly-Clark Corp. (a)	285,400	18,473,942

IT Services — 1.5%
International Business Machines Corp. (a)	62,400	10,108,800

Industrial Conglomerates — 2.2%
General Electric Co. (a)	719,200	14,484,688

Insurance — 7.3%
ACE Ltd.	233,300	14,368,947
MetLife, Inc. (a)	287,300	13,149,721
The Travelers Cos., Inc. (a)	361,430	20,334,052

		47,852,720

Common Stocks	Shares	Value

Media — 4.6%
Comcast Corp., Special Class A (a)	688,800	$14,767,872
Time Warner, Inc. (a)	485,700	15,275,265

		30,043,137

Metals & Mining — 2.5%
Nucor Corp. (a)	350,500	16,091,455

Multi-Utilities — 1.4%
Dominion Resources, Inc. (a)	215,800	9,395,932

Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp. (a)	210,100	19,944,793
Exxon Mobil Corp.	212,200	17,120,296
Marathon Oil Corp. (a)	242,400	11,077,680

		48,142,769

Pharmaceuticals — 12.3%
Bristol-Myers Squibb Co. (a)	763,000	19,212,340
Eli Lilly & Co. (a)	512,100	17,805,717
Johnson & Johnson (a)	143,000	8,547,110
Merck & Co, Inc. (a)	489,900	16,249,983
Pfizer, Inc. (a)	1,053,700	19,198,414

		81,013,564

Semiconductors & Semiconductor Equipment — 9.5%
Analog Devices, Inc. (a)	445,600	17,302,648
Intel Corp. (a)	729,100	15,646,486
LSI Corp. (a)(b)	1,272,900	7,879,251
Maxim Integrated Products, Inc. (a)	836,800	21,606,176

		62,434,561

Software — 2.0%
Microsoft Corp. (a)	464,300	12,872,718

Specialty Retail — 3.4%
Home Depot, Inc. (a)	371,100	13,645,347
Limited Brands, Inc. (a)	301,300	8,810,012

		22,455,359

Total Long-Term Investments (Cost – $649,784,740) – 97.2%		637,823,638

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% I(d)	18,494,223	18,494,223

Total Short-Term Securities (Cost – $18,494,223) – 2.8%		18,494,223

Total Investments Before Options Written (Cost – $668,278,963*) – 100.0%		656,317,861

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written — (1.0)%
AT&T Inc.:
Strike Price $29, Expires 2/19/11	1,540	$(6,930)
Strike Price $29, Expires 3/19/11	1,000	(12,000)
Analog Devices, Inc.:
Strike Price $38, Expires 2/19/11	1,560	(234,000)
Strike Price $39, Expires 2/19/11	120	(10,800)
Bristol-Myers Squibb Co., Strike Price $26, Expires 2/19/11	4,195	(44,047)
Chevron Corp., Strike Price $95, Expires 3/19/11	1,570	(334,410)
Citigroup, Inc.:
Strike Price $5, Expires 2/19/11	4,515	(20,317)
Strike Price $5.50, Expires 2/19/11	1,000	(500)
Strike Price $5, Expires 3/19/11	2,500	(26,250)
Comcast Corp., Special Class A, Strike Price $20.40, Expires 2/07/11	2,410	(260,357)
Dominion Resources, Inc., Strike Price $42.50, Expires 3/14/11	1,067	(162,133)
E.I. du Pont de Nemours & Co., Strike Price $50, Expires 2/19/11	2,560	(285,440)
Eli Lilly & Co.:
Strike Price $35, Expires 2/19/11	1,400	(32,900)
Strike Price $34.85, Expires 3/08/11	1,415	(67,136)
Ensco International Plc, Strike Price $55, Expires 2/19/11	150	(19,500)
General Electric Co.:
Strike Price $18, Expires 2/19/11	4,020	(876,360)
Strike Price $19, Expires 2/19/11	1,280	(161,280)
General Mills, Inc., Strike Price $36.60, Expires 3/08/11	1,075	(20,073)
Halliburton Co.:
Strike Price $40, Expires 3/19/11	435	(245,775)
Strike Price $41, Expires 3/19/11	435	(208,800)
Home Depot, Inc., Strike Price $37, Expires 3/19/11	2,780	(284,950)
Intel Corp.:
Strike Price $21, Expires 2/19/11	300	(16,050)
Strike Price $22, Expires 3/19/11	3,650	(118,625)
International Business Machines Corp.:
Strike Price $145, Expires 2/02/11	270	(459,000)
Strike Price $160, Expires 3/19/11	70	(30,450)
Invesco Ltd.:
Strike Price $25, Expires 2/19/11	1,045	(44,412)
Strike Price $25, Expires 3/19/11,	1,055	(79,125)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
JPMorgan Chase & Co.:
Strike Price $41, Expires 2/19/11	625	$(256,250)
Strike Price $46, Expires 3/19/11	600	(66,000)
Johnson & Johnson, Strike Price $62.50, Expires 2/19/11	1,070	(4,815)
Kimberly-Clark Corp., Strike Price $64.50, Expires 2/25/11	1,570	(113,729)
Kraft Foods, Inc.:
Strike Price $31, Expires 2/19/11	2,285	(63,980)
Strike Price $32, Expires 2/19/11	2,285	(13,710)
LSI Corp.:
Strike Price $6, Expires 2/19/11	2,100	(52,500)
Strike Price $6, Expires 3/19/11	2,100	(73,500)
Limited Brands, Inc.:
Strike Price $29, Expires 3/19/11	830	(107,900)
Strike Price $30, Expires 3/19/11	830	(70,550)
Marathon Oil Corp., Strike Price $43, Expires 3/19/11	1,350	(455,625)
Maxim Integrated Products, Inc.:
Strike Price $25, Expires 2/19/11	500	(56,250)
Strike Price $26, Expires 3/19/11	950	(80,750)
Strike Price $27, Expires 3/19/11	500	(23,750)
Merck & Co., Inc., Strike Price $34, Expires 2/19/11	2,695	(80,850)
MetLife, Inc.:
Strike Price $45, Expires 2/19/11	505	(83,578)
Strike Price $47, Expires 3/19/11	500	(61,750)
Microsoft Corp.:
Strike Price $28.50, Expires 2/19/11	2,470	(41,242)
Strike Price $28, Expires 3/19/11	1,010	(65,650)
Morgan Stanley, Strike Price $30, Expires 3/19/11	1,160	(98,600)
Nokia Oyj:
Strike Price $11, Expires 2/19/11	825	(19,387)
Strike Price $11, Expires 3/07/11	825	(23,269)
Nucor Corp., Strike Price $45, Expires 2/19/11	1,220	(198,250)
Pfizer, Inc., Strike Price $18.35, Expires 2/19/11	1,915	(61,743)
Qwest Communications International, Inc.:
Strike Price $7, Expires 2/19/11	1,550	(31,000)
Strike Price $7, Expires 3/19/11	1,550	(31,000)
Raytheon Co.:
Strike Price $50, Expires 2/19/11	690	(63,480)
Strike Price $52.50, Expires 3/19/11	665	(32,585)

2	BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
The Southern Co.:
Strike Price $38, Expires 2/19/11	985	$(6,895)
Strike Price $38.40, Expires 3/19/11	970	(16,279)
Time Warner, Inc.:
Strike Price $33, Expires 2/19/11	1,350	(23,625)
Strike Price $33, Expires 3/19/11	1,350	(44,550)
The Travelers Cos., Inc.:
Strike Price $55, Expires 2/19/11	635	(107,950)
Strike Price $55, Expires 3/07/11	635	(113,687)
Verizon Communications, Inc., Strike Price $38, Expires 2/19/11	2,650	(9,275)
Wells Fargo & Co., Strike Price $33, Expires 3/19/11	1,500	(135,000)

		(6,850,574)

Over-the-Counter Call Options Written – (0.5)%
ACE Ltd., Strike Price $61.50, Expires 3/11/11, Broker Credit Suisse International	81,000	(143,176)
Dominion Resources, Inc., Strike Price $43.25, Expires 2/04/11, Broker UBS AG	55,000	(23,802)
Emerson Electric Co., Strike Price $58.60, Expires 2/07/11, Broker Citibank NA	88,000	(80,646)
Ensco International Plc, Strike Price $52.46, Expires 3/10/11, Broker UBS AG	138,000	(454,950)
Exxon Mobil Corp.:
Strike Price $75.75, Expires 3/11/11, Broker Goldman Sachs USA	79,500	(413,531)
Strike Price $76, Expires 3/17/11, Broker Goldman Sachs USA	79,500	(403,544)
General Mills, Inc., Strike Price $36.47, Expires 2/11/11, Broker JPMorgan Chase Bank NA	68,500	(1,630)
Honeywell International, Inc., Strike Price $53.52, Expires 2/11/11, Broker Morgan Stanley Capital Services, Inc.	79,000	(207,119)
LSI Corp., Strike Price $6.16, Expires 2/03/11, Broker Credit Suisse International	36,000	(1,551)
Maxim Integrated Products, Inc.:
Strike Price $23.35, Expires 2/04/11, Broker Credit Suisse International	171,000	(422,370)
Strike Price $26.48, Expires 3/04/11, Broker Credit Suisse International	94,000	(37,315)
NextEra Energy, Inc.:
Strike Price $52.94, Expires 2/04/11, Broker UBS AG	20,000	(12,332)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
NextEra Energy, Inc. (concluded):
Strike Price $51.79, Expires 2/11/11, Broker Goldman Sachs USA	40,000	$(72,175)
Northrop Grumman Corp.:
Strike Price $67.52, Expires 3/14/11, Broker Goldman Sachs USA	62,000	(176,853)
Strike Price $67.68, Expires 3/24/11, Broker Goldman Sachs USA	62,000	(182,280)
Pfizer, Inc.:
Strike Price $18.34, Expires 3/14/11, Broker Credit Suisse International	405,000	(188,013)
Strike Price $18.82, Expires 3/31/11, Broker Citibank NA	193,500	(66,073)
Qwest Communications International, Inc.:
Strike Price $7.68, Expires 2/03/11, Broker Brown Brothers	273,500	(1,335)
Strike Price $7.47, Expires 3/07/11, Broker UBS AG	552,500	(9,171)
Strike Price $7.20, Expires 3/16/11, Broker Credit Suisse International	425,000	(57,588)
Strike Price $7.20, Expires 3/25/11, Broker Credit Suisse International	425,000	(64,855)
Unilever NV, Strike Price $30.48, Expires 2/24/11, Broker Morgan Stanley Capital Services, Inc.	205,000	(68,058)

		(3,088,367)

Total Options Written (Premiums Received – $8,147,562) – (1.5)%		(9,938,941)

Total Investments, Net of Options Written (Cost – $660,131,401) – 98.5%		646,378,920
Other Assets Less Liabilities – 1.5%		9,595,903

Net Assets – 100.0%		$655,974,823

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$705,878,811

Gross unrealized appreciation	$10,942,495
Gross unrealized depreciation	(60,503,445)

Net unrealized depreciation	$(49,560,950)

(a)	Security, or portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	11,668,594	6,825,629	18,494,223	$10,832

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$637,823,638	—	—	$637,823,638
Short-Term Securities	18,494,223	—	—	18,494,223

Total	$656,317,861	—	—	$656,317,861

[1]	See the above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(5,433,240)	$(4,505,701)	—	$(9,938,941)

[2]	Derivative financial instruments are options, which are shown at value.

4	BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2011